Share-Based Compensation (Details Textual) (USD $)	1 Months Ended		11 Months Ended	12 Months Ended				12 Months Ended				35 Months Ended	12 Months Ended
	Nov. 30, 2010	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2010	Feb. 25, 2010	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Non Employee Stock Options [Member]	Dec. 31, 2011 Non Employee Stock Options [Member]	Dec. 31, 2012 Non Employee Stock Options [Member]	Dec. 31, 2012 Contingently Issuable Shares [Member] Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		20,000	55,000	60,000	0	220,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	200,000	35,000		5,000
Allocated Share-based Compensation Expense										$ 180,750	$ 209,606	$ 424,730
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted								40,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 159,866
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			55,000	5,000	0				9,500				10,500